Leases - Additional Information (Details)	1 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2021 USD ($) item	Jan. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Lessee Lease Description [Line Items]
Operating lease costs			$ 385,800	$ 563,428	$ 710,984	$ 320,669
Lease liability					2,705,119	3,116,956
New Building Lease
Lessee Lease Description [Line Items]
Lease liability	$ 892,472	$ 1,350,240
Annual payments start amount	192,772	168,267
Annual payments end amount	$ 225,153	$ 219,540
Lease, term of contract		10 years
Initial term of contract		5 years
Renewal option	5 years	5 years
Number of renewable option | item	1
Selling General and Administrative Expenses
Lessee Lease Description [Line Items]
Operating lease costs					$ 710,984	$ 320,669